Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization expense
Sub total	$ (238,515)	$ (249,792)	$ (271,737)
Other expenses, by nature
Total	61,638	89,731	106,415
Other expenses by function [Member]
Depreciation and amortization expense
Depreciation of assets not in use	(90)	(111)	(316)
Sub total	(90)	(111)	(316)
Impairment losses (reversals of impairment losses) recognized in profit (loss) for the year
Impairment of doubtful accounts	(8,038)	(7,198)	(2,981)
Sub total	(8,038)	(7,198)	(2,981)
Other expenses, by nature
Legal expenses	(4,780)	(5,737)	(17,204)
CORFO right	(20,396)	0	0
Indemnities paid	0	0	(3,714)
Plant suspension expenses	0	(32,061)	(57,665)
VAT and other unrecoverable taxes	(1,295)	(1,015)	(1,146)
Fines, interest and VAT	(1,112)	(1,379)	(3,953)
SEC and Department of Justice fines	0	(30,488)	0
Advisory services	(75)	(59)	(15)
Investment plan expenses	(10,006)	(6,657)	(16,246)
Donations not accepted as tax credit	(5,527)	(1,692)	(1,350)
Provision for inventory of materials, spare parts and supplies	0	(815)
Indemnities paid	(421)
Tax on rejected expenses	0	0	(1,653)
Restructuring of joint ventures	(6,000)	0	0
Other operating expenses	(3,898)	(2,519)	(172)
Sub total	(53,510)	(82,422)	(103,118)
Total	$ (61,638)	$ (89,731)	$ (106,415)